Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Statement of Financial Position [Abstract]
Redeemable convertible preferred stock (Series A, B, C, D and E), par value	$ 0.001	$ 0.001	$ 0.001
Redeemable convertible preferred stock (Series A, B, C, D and E), shares authorized	0	99,292,610	78,372,931
Redeemable convertible preferred stock (Series A, B, C, D and E), shares issued	0	94,483,404	73,991,017
Redeemable convertible preferred stock (Series A, B, C, D and E), shares outstanding	0	94,483,404	73,991,017
Redeemable convertible preferred stock (Series A, B, C, D and E), aggregate liquidation preference value		$ 104,588	$ 63,629
Preferred stock, par value	$ 0.001	$ 0.001
Preferred stock, shares authorized	5,000,000	0
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	115,000,000	115,000,000	100,000,000
Common stock, shares issued	22,707,012	729,391	736,026
Common stock, shares outstanding	22,707,012	729,391	736,026